Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

NOTE 9

Debt

Debt consisted of the following:

	March 31, 2012	December 31, 2011
Commercial paper	$265	$—
Credit facility	145	—

Total short-term debt	410	—
Long-term debt	650	650
Unamortized debt discounts	(1)	(1)

Total Long-term debt	649	649

Total debt	$1,059	$649

The following table provides a summary of interest rates, carrying amounts and estimated fair values of outstanding long-term debt:

		March 31, 2012		December 31, 2011
	Interest rate	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt
Senior notes (due 2016)	4.25	250	254	250	252
Senior notes (due 2021)	5.55	400	412	400	405

Total long-term debt		$650	$666	$650	$657

The fair value of our notes was determined using prices in secondary markets for identical securities (Level 2 inputs) obtained from external pricing sources. The carrying value of our commercial paper and borrowings under the Credit Facility approximates fair value because of the short-term duration of the borrowings.

Commercial Paper

The Company’s commercial paper program generally enables the Company to borrow short-term funds at competitive rates. The commercial paper program is fully supported by available borrowing capacity under our Credit Facility. As of March 31, 2012, the Company’s outstanding commercial paper had a weighted average interest rate of approximately 0.89% with a weighted average term of 29 days.

Credit Facility

The Company has a competitive advance and revolving credit facility agreement (“Credit Facility”) with a consortium of lenders, which is available for working capital, capital expenditures and other general corporate purposes. The Credit Facility provides for a four year maturity, expiring October 25, 2015, with a one year extension option upon satisfaction of certain conditions, and comprises an aggregate principal amount of up to $600 of (i) revolving extensions of credit (the “revolving loans”) outstanding at any time, (ii) competitive advance borrowing option which will be provided on an uncommitted competitive advance basis through an auction mechanism (the “competitive advances”), and (iii) letters of credit in a face amount up to $100 at any time outstanding. Subject to certain conditions, we are permitted to terminate permanently the total commitments and reduce commitments in minimum amounts of $10. We are also permitted, subject to certain conditions, to request that lenders increase the commitments under the facility by up to $200 for a maximum aggregate principal amount of $800. Voluntary prepayments are permitted in minimum amounts of $50.

At our election, the interest rate per annum applicable to the competitive advances is based on either (i) a Eurodollar rate determined by reference to LIBOR, plus an applicable margin offered by the lender making such loans and accepted by us or (ii) a fixed percentage rate per annum specified by the lender making such loans. At our election, interest rate per annum applicable to the revolving loans is based on either (i) a Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, plus an applicable margin or (ii) a fluctuating rate of interest (the “alternate base rate”) determined by reference to the greatest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) the federal funds effective rate plus one-half of 1% or (c) the Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, in each case, plus an applicable margin.

As of March 31, 2012, borrowings under the Credit Facility consisted of revolving loans with an interest rate of 3.35% based on the alternative base rate option, and there were no letters of credit outstanding under the Credit Facility. As of December 31, 2011, there were no borrowings or letters of credit outstanding under the under the Credit Facility.

The Credit Facility contains customary affirmative and negative covenants that, among other things, limits or restricts our ability to: incur additional debt or issue guarantees of indebtedness; create liens; enter into certain sale and lease-back transactions; merge or consolidate with another person; sell, transfer, lease or otherwise dispose of assets; liquidate or dissolve; and enter into restrictive covenants. Additionally, the ratio of combined total indebtedness to combined EBITDA (leverage ratio) cannot exceed 3.50 to 1.00 at any time.

The Credit Facility agreement contains customary events of default, including nonpayment of principal, interest, fees or other amounts; material inaccuracy of a representation or warranty when made; violation of a covenant; cross-default to material indebtedness; bankruptcy events; material judgments; certain ERISA events and change in control.

Senior Notes

In connection with the Spin-off, on September 20, 2011, the Company and ITT entered into an indenture with Union Bank, N.A., as trustee (the “Indenture”), related to the issuance by the Company of $250 aggregate principal amount of 4.25% senior notes due October 1, 2016 (the “2016 Notes”) and $400 aggregate principal amount of 5.55% senior notes due October 1, 2021 (the “2021 Notes” and together with the 2016 Notes, the “Notes”) in a private placement arrangement to qualified institutional buyers pursuant to Rule 144A under the U.S. Securities Act of 1933, as amended (the “Securities Act”). The public offering prices of the 2016 Notes and the 2021 Notes were 99.824% and 99.762%, respectively, of their principal amounts. Interest on the 2016 Notes and the 2021 Notes accrues from September 20, 2011 and is payable on April 1 and October 1 of each year, commencing on April 1, 2012. As of March 31, 2012 and December 31, 2011, accrued interest payable on the Notes, included in other accrued liabilities, was $18 and $9, respectively.

The Indenture includes covenants that restrict our ability to, subject to exceptions, incur indebtedness secured by liens or engage in sale and leaseback transactions. The Indenture also provides for customary events of default (subject, in certain cases, to receipt of notice of default and/or customary grace and cure periods), including but not limited to, (i) failure to pay interest for 30 days, (ii) failure to pay principal when due, (iii) failure to perform any other covenant in the Indenture for 90 days after receipt of notice from the trustee or from holders of 25% of the outstanding principal amount and (iv) certain events of bankruptcy, insolvency or reorganization of the Company.

The Notes shall be redeemable as a whole or in part, at the Company’s option at any time and from time to time, at a redemption price equal to the greater of (i) 100% of the principal amount of such Notes and (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon (exclusive of interest accrued to the date of redemption) discounted to the redemption date on a semiannual basis at the Treasury Rate plus 50 basis points, plus in each case accrued and unpaid interest to the date of redemption. If a change of control triggering event occurs, as defined in the Indenture, we will be required to make an offer to purchase the Notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase.

On September 20, 2011, the Company entered into a registration rights agreement with the initial purchasers of the Notes (the “Registration Rights Agreement”). The Company agreed under the Registration Rights Agreement, to (i) file a registration statement on an appropriate registration form with respect to a registered offer to exchange the Notes, as applicable, for new notes, with terms substantially identical in all material respects to the Notes, as applicable, and (ii) cause the registration statement to be declared effective under the Securities Act.

NOTE 13

Debt

Debt consisted of the following:

	December 31,
	2011	2010
Long-term debt	$650	$—
Unamortized debt discounts	(1)	—

Total long-term debt	$649	$—

Credit Facility

On October 25, 2011, we entered into a competitive advance and revolving credit facility agreement (“Credit Facility”) with a consortium of lenders including JP Morgan Chase Bank, N.A., as administrative agent, and Citibank, N.A. as syndication agent. The Credit Facility will be used for working capital, capital expenditures and other general corporate purposes. The Credit Facility provides for a four year maturity with a one year extension option upon satisfaction of certain conditions, and comprises an aggregate principal amount of up to $600 of (i) revolving extensions of credit (the “revolving loans”) outstanding at any time, (ii) competitive advance borrowing option which will be provided on an uncommitted competitive advance basis through an auction mechanism (the “competitive advances”), and (iii) letters of credit in a face amount up to $100 at any time outstanding. Subject to certain conditions, we will be permitted to terminate permanently the total commitments and reduce commitments in minimum amounts of $10. We will also be permitted, subject to certain conditions, to request that lenders increase the commitments under the facility by up to $200 for a maximum aggregate principal amount of $800. Voluntary prepayments will be permitted in minimum amounts of $50.

At our election, the interest rate per annum applicable to the competitive advances will be based on either (i) a Eurodollar rate determined by reference to LIBOR, plus an applicable margin offered by the lender making such loans and accepted by us or (ii) a fixed percentage rate per annum specified by the lender making such loans. At our election, interest rate per annum applicable to the revolving loans will be based on either (i) a Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, plus an applicable margin or (ii) a fluctuating rate of interest determined by reference to the greatest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) the federal funds effective rate plus one-half of 1% or (c) the Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, in each case, plus an applicable margin.

In connection with entering into the Credit Facility we pay certain customary and recurring fees with respect to the Credit Facility, including (i) fees on the commitments of the lenders under the revolving facility, (ii) administration fees and (iii) letter of credit participation fees on the aggregate face amounts of outstanding letters of credit, plus a customary fronting fee to the issuing bank.

The Credit Facility contains customary affirmative and negative covenants that, among other things, limits or restricts our ability to: incur additional debt or issue guarantees of indebtedness; create liens; enter into certain sale and lease-back transactions; merge or consolidate with another person; sell, transfer, lease or otherwise dispose of assets; liquidate or dissolve; and enter into restrictive covenants. Additionally, the credit facility agreement requires us not to permit the ratio of combined total indebtedness to combined EBITDA (leverage ratio) to exceed 3.50 to 1.00 at any time.

The Credit Facility agreement contains customary events of default, including nonpayment of principal, interest, fees or other amounts; material inaccuracy of a representation or warranty when made; violation of a covenant; cross-default to material indebtedness; bankruptcy events; material judgments; certain ERISA events and change in control.

As of December 31, 2011, there were no borrowings or letters of credit outstanding under the under the Credit Facility.

The following table provides a summary of our outstanding Notes with associated maturity dates and interest rates at December 31, 2011 and 2010. The fair value was determined using prices in secondary markets for identical securities (Level 2 inputs) obtained from an external pricing source.

		December 31,
		2011		2010
	Interest Rate	Carrying Value	Fair Value	Carrying Value	Fair Value
Maturity Date:
October 2016	4.25%	$250	$252	$—	$—
October 2021	5.55%	400	405	—	—

		$650	$657	$—	$—

Senior Notes

In connection with the Spin-off, on September 20, 2011, the Company and ITT entered into an indenture with Union Bank, N.A., as trustee (the “Indenture”), related to the issuance by the Company of $250 aggregate principal amount of 4.25% senior notes due October 1, 2016 (the “2016 Notes”) and $400 aggregate principal amount of 5.55% senior notes due October 1, 2021 (the “2021 Notes” and together with the 2016 Notes, the “Notes”) in a private placement arrangement to qualified institutional buyers pursuant to Rule 144A under the U.S. Securities Act of 1933, as amended (the “Securities Act”). The public offering prices of the 2016 Notes and the 2021 Notes were 99.824% and 99.762%, respectively, of their principal amounts. Interest on the 2016 Notes and the 2021 Notes accrue from September 20, 2011 and is payable on April 1 and October 1 of each year, commencing on April 1, 2012. The Notes were initially guaranteed on a senior unsecured basis by ITT, which guarantee was automatically and unconditionally terminated on October 31, 2011, in connection with the Spin-off.

In connection with the issuance of the Notes, we capitalized debt issuance costs of approximately $2 and $4 for the 2016 Notes and 2021 Notes, respectively, which are included in other non-current assets. The original debt discount of $0.4 and $1 for the 2016 and 2021 Notes, respectively, are included as a reduction to long-term debt. Both the debt issuance costs and the debt discount will be amortized over the life of the Notes. Accrued interest payable, included in other accrued liabilities was $3 and $6 on the 2016 Notes and 2021 Notes, respectively, at December 31, 2011.

The Indenture includes covenants that restrict our ability to, subject to exceptions, incur indebtedness secured by liens or engage in sale and leaseback transactions. The Indenture also provides for customary events of default (subject, in certain cases, to receipt of notice of default and/or customary grace and cure periods), including but not limited to, (i) failure to pay interest for 30 days, (ii) failure to pay principal when due, (iii) failure to perform any other covenant in the Indenture for 90 days after receipt of notice from the trustee or from holders of 25% of the outstanding principal amount and (iv) certain events of bankruptcy, insolvency or reorganization of the Company.

The Notes shall be redeemable as a whole or in part, at the Company’s option at any time and from time to time, at a redemption price equal to the greater of (i) 100% of the principal amount of such Notes and (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon (exclusive of interest accrued to the date of redemption) discounted to the redemption date on a semiannual basis at the Treasury Rate plus 50 basis points, plus in each case accrued and unpaid interest to the date of redemption. If a change of control triggering event occurs, as defined in the Indenture, we will be required to make an offer to purchase the Notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase.

On September 20, 2011, the Company entered into a registration rights agreement with the initial purchasers of the Notes (the “Registration Rights Agreement”). The Company agreed under the Registration Rights Agreement, to (i) file a registration statement on an appropriate registration form with respect to a registered offer to exchange the Notes, as applicable, for new notes, with terms substantially identical in all material respects to the Notes, as applicable, and (ii) cause the registration statement to be declared effective under the Securities Act. If the exchange offer is not completed within 365 days after the issue date of the Notes, the Company will use its reasonable best efforts to file and to have declared effective a shelf registration statement relating to the resale of the Notes. If the Company fails to satisfy this obligation (a “registration default”) under the Registration Rights Agreement, the annual interest rate on the Notes will increase by 0.25%. The annual interest rate on the Notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.00% per year. If the registration default is corrected, the applicable interest rate on such Notes will revert to the original level. If the Company must pay additional interest, the Company will pay it to the holders of the Notes in cash on the same dates that it makes other interest payments until the registration default is corrected.

In connection with the Spin-off, the Company used the net proceeds for the issuance of the Notes and borrowings under the Credit Facility to fund an $884 dividend to ITT (“ITT Dividend”). Under the Credit Facility, we borrowed $240 on October 28, 2011, which was repaid prior to December 31, 2011, to fund the remaining ITT Dividend not covered by the net proceeds from the Notes. The ITT Dividend payment is included in transfers to parent, net, in our Consolidated and Combined Statements of Cash Flows.